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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 09/30/06
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GE LifeStyle Funds

GE STRATEGY FUNDS
-----------------------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND

Annual Report
SEPTEMBER 30, 2006



[LOGO OMITTED]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

NOTES TO PERFORMANCE ......................................................    1

PERFORMANCE SUMMARY

     GE Conservative Strategy Fund ........................................    2

     GE Moderate Strategy Fund ............................................    5

     GE Aggressive Strategy Fund ..........................................    8

     Portfolio Management Team ............................................   11

FINANCIAL STATEMENTS

     Financial Highlights .................................................   12

     Statements of Net Assets .............................................   14

     Statements of Operations .............................................   17

     Statements of Changes in Net Assets ..................................   18

     Notes to Financial Statements ........................................   19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   26

TAX INFORMATION ...........................................................   27

ADDITIONAL INFORMATION ....................................................   28

INVESTMENT TEAM ...........................................................   31



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                          September 30, 2006
--------------------------------------------------------------------------------


Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2007. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
           ----------------------------------------------------------
           GE U.S. Equity Fund                                 0.30%
           GE Fixed Income Fund                                0.20%
           GE International Equity Fund                        0.70%
           GE Small-Cap Equity Fund                            0.39%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2006. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.


Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.


Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(r) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

GE CONSERVATIVE STRATEGY FUND



          GE CONSERVATIVE          MSCI          S&P 500        LB AGGREGATE          90 DAY         RUSSELL 2000       COMPOSITE
            STRATEGY FUND      EAFE INDEX         INDEX           BOND INDEX          T-BILL            INDEX            INDEX (C)
01/05/98     $10,000.00        $10,000.00       $10,000.00        $10,000.00        $10,000.00       $10,000.00        $10,000.00
9/98          10,320.00          9,944.75        10,609.12         10,832.19         10,377.94         8,380.56         10,572.47
9/99          11,396.97         13,023.05        13,559.15         10,792.55         10,851.30         9,971.26         11,822.26
9/00          12,563.31         13,437.18        15,354.87         11,547.00         11,476.10        12,318.86         12,942.22
9/01          12,176.79          9,582.02        11,261.50         13,042.68         11,995.89         9,713.94         12,099.91
9/02          11,736.91          8,094.04         8,954.02         14,163.88         12,209.16         8,820.15         11,643.20
9/03          12,939.66         10,199.16        11,142.38         14,930.11         12,347.68        12,044.49         13,347.63
9/04          13,909.64         12,451.23        12,688.16         15,479.25         12,485.90        14,305.21         14,602.13
9/05          14,979.15         15,662.99        14,242.64         15,911.91         12,828.33        16,865.50         15,905.91
9/06          16,110.80         18,664.13        15,780.23         16,495.95         13,414.12        18,537.03         17,177.03


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/06*
--------------------------------------------------------------------------------

                                     TARGET         ACTUAL
                                     ------         ------
GE Fixed Income Fund                  53.0%          50.0%
GE U.S. Equity Fund                   28.0%          29.2%
GE International Equity Fund          12.0%          12.6%
GE Small-Cap Equity Fund               5.0%           5.0%
GE Short Term Investment Fund/Other    2.0%           3.2%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2006
--------------------------------------------------------------------------------

                                                               ENDING VALUE
                                  ONE        FIVE    SINCE     OF A $10,000
                                  YEAR       YEAR  INCEPTION    INVESTMENT
--------------------------------------------------------------------------------

GE CONSERVATIVE STRATEGY FUND     7.55%      5.76%     5.61%      $16,111
MSCI EAFE Index                  19.16%     14.26%     7.39%      $17,848
S&P 500 Index                    10.80%      6.98%     5.35%      $15,780
LB Aggregate Bond Index           3.67%      4.81%     5.89%      $16,496
90 Day T-Bill                     4.56%      2.26%     3.41%      $13,414
Russell 2000 Index                9.91%     13.80%     7.31%      $18,537
Composite Index (C)**             8.00%      7.26%     6.38%      $17,177
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Strategy Fund returned 7.55% for the twelve-month period ended September 30, 2006. The Fund's Composite Index returned 8.00% and the Lipper peer group of 400 Mixed-Asset Target Allocation Moderate Funds returned 7.33% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to large-cap core equities and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and 2% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

In the GE U.S. Equity Fund, strong stock selection within energy, information technology and industrials contributed most to outperformance during the year. Within energy, emphasizing oilfield services companies relative to oil and gas producers helped returns in an environment of volatile energy prices. Within technology, several of our higher quality names performed well in the past year. Many semi-conductor companies witnessed deterioration in business trends and reduced earnings guidance for the remainder of 2006. We felt well positioned given the significant diversification among our tech holdings. Strong stock selection within industrials was also key. Several other stocks also bolstered Fund performance. Providing a slight offset to the positive contributions has been performance within telecom--accounting for the majority of the negative impact--and financials. Weakening in telecom was driven by a lack of exposure to diversified telecom services, an industry that returned +39.3% during the period. The Bells have benefited this year from restructuring initiatives and heightened M&A activity. Positive stock selection within financials was not enough to offset an underweight positioning in this sector, which has outperformed the broad market year-to-date.

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------

The GE Small-Cap Equity Fund underperformed its benchmark over the last twelve months. The Fund's holdings in the consumer discretionary, consumer staples, and energy sectors declined 11.8%, 12.2%, and 16.2%, respectively during the period and trailed their respective index's sector return. Our positions in the materials, financial services, and industrials sectors gained 24.8%, 17.9%, and 23.0%, respectively and readily surpassed the respective returns achieved by the index's sectors. Some core holdings in the Fund were trimmed as their returns approached high double and triple digits. While the outlook continued to be positive for these stocks, the prices declined greatly with the market's increased volatility over the past few months and the Fund lagged its benchmark. The most significant changes in sector allocation include reductions in the health care, information technology, and consumer discretionary sectors and increases in the financial services and industrial sectors. We added a few new stocks to the industrials sector but most of the increase in allocation was due to market appreciation.

The GE International Equity Fund produced strong returns for the year. Energy, while the weakest sector overall, made a substantial contribution to returns through selection of oil service and equipment stocks and avoidance of the large British majors (BP and Shell). Similarly, stock selection in the weak telecom services sector, hit by severe competition, was a major positive. The weakest segment of the portfolio was materials where metals and mining stocks (CVRD and BHP Billiton) fell, hit by declining prices in the second half. Strong individual contributions came from diverse holdings such as industrials (ABB), real estate (Mitsubishi Estate and Capitaland) and banks (Unicredito and BNP Paribas). Recovery in Japan's economy has allowed us to increase our weight in domestic stocks and enthusiasm for Asian real estate has increased our weight in the Pacific Rim. Weights in the UK and Emerging Markets have dropped slightly as a result. The weight in financial stocks has risen, mainly in Japan and health care opportunities were added late in the period. Telecom services, long an underweight, were added taking advantage of emerging market growth opportunities, and industrials were trimmed where values reached our target levels.

The primary positive contributors to GE Fixed Income Fund performance were the allocations to both the high yield and emerging market debt sectors. Returns in these markets overwhelmed that of the benchmark over the last twelve months. Yield curve positioning also added to relative return. Excess return from duration positioning was nearly flat, while individual security performance relative to the benchmark securities had a negative impact on total fund return. Interest rates ended the period higher, particularly at the shorter end of the yield curve. Within the high-grade sectors, fixed rate MBS was the best performer returning 4.2%, just ahead of ABS and commercial MBS. Low rate volatility worked to the benefit of these sectors. Corporate spreads traded within a tight range over the last year, ending wider by just 6 basis points, producing a 3.5% return for the sector. With interest rates higher and high-grade credit spreads only slightly wider, U.S. Treasury performance lagged with a 12-month return of 3.1%.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2006 - SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                     ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE               EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)          DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,027.88                        1.01
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 WAS 2.79%.

See Notes to Financial Statements.

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

          GE MODERATE            MSCI           S&P 500        LB AGGREGATE         90 DAY        RUSSELL 2000        COMPOSITE
         STRATEGY FUND       EAFE INDEX          INDEX          BOND INDEX          T-BILL            INDEX           INDEX (M)
01/05/98   $10,000.00        $10,000.00       $10,000.00        $10,000.00        $10,000.00       $10,000.00        $10,000.00
9/98        10,220.00          9,944.75        10,609.12         10,832.19         10,377.94         8,380.56         10,136.00
9/99        11,857.11         13,023.05        13,559.15         10,792.55         10,851.30         9,971.26         11,970.54
9/00        13,077.76         13,437.18        15,354.87         11,547.00         11,476.10        12,318.86         13,228.80
9/01        11,766.50          9,582.02        11,261.50         13,042.68         11,995.89         9,713.94         11,265.44
9/02        10,799.94          8,094.04         8,954.02         14,163.88         12,209.16         8,820.15         10,370.74
9/03        12,171.59         10,199.16        11,142.38         14,930.11         12,347.68        12,044.49         12,501.98
9/04        13,413.75         12,451.23        12,688.16         15,479.25         12,485.90        14,305.21         14,092.63
9/05        14,889.47         15,662.99        14,242.64         15,911.91         12,828.33        16,865.50         15,807.63
9/06        16,285.18         18,664.13        15,780.23         16,495.95         13,414.12        18,537.03         17,383.50


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/06*
--------------------------------------------------------------------------------

                                     TARGET         ACTUAL
                                     ------         ------
GE U.S. Equity Fund                   33.0%          35.0%
GE Fixed Income Fund                  34.0%          33.2%
GE International Equity Fund          20.0%          19.8%
GE Small-Cap Equity Fund              12.0%          11.2%
GE Short Term Investment Fund/Other    1.0%           0.8%
--------------------------------------------------------------------------------
Total                                100.0%         100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2006
--------------------------------------------------------------------------------
                                                         ENDING VALUE
                              ONE      FIVE   SINCE      OF A $10,000
                              YEAR     YEAR  INCEPTION    INVESTMENT
--------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND    9.37%     6.72%    5.74%      $16,285
MSCI EAFE Index             19.16%    14.26%    7.39%      $18,664
S&P 500 Index               10.80%     6.98%    5.35%      $15,780
LB Aggregate Bond Index      3.67%     4.81%    5.89%      $16,496
90 Day T-Bill                4.56%     2.26%    3.41%      $13,414
Russell 2000 Index           9.91%    13.80%    7.31%      $18,537
Composite Index (M)**        9.97%     9.06%    6.52%      $17,384
--------------------------------------------------------------------------------
*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Strategy Fund returned 9.37% for the twelve-month period ended September 30, 2006. The Fund's Composite Index returned 9.97% and the Lipper peer group of 581 Mixed-Asset Target Allocation Growth Funds returned 7.96% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to large-cap core equities and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

In the GE U.S. Equity Fund, strong stock selection within energy, information technology and industrials contributed most to outperformance during the year. Within energy, emphasizing oilfield services companies relative to oil and gas producers helped returns in an environment of volatile energy prices. Within technology, several of our higher quality names performed well in the past year. Many semi-conductor companies witnessed deterioration in business trends and reduced earnings guidance for the remainder of 2006. We felt well positioned given the significant diversification among our tech holdings. Strong stock selection within industrials was also key. Several other stocks also bolstered Fund performance. Providing a slight offset to the positive contributions has been performance within telecom--accounting for the majority of the negative impact--and financials. Weakening in telecom was driven by a lack of exposure to diversified telecom services, an industry that returned +39.3% during the period. The Bells have benefited this year from restructuring initiatives and heightened M&A activity. Positive stock selection within financials was not enough to offset an underweight positioning in this sector, which has outperformed the broad market year-to-date.

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------

The GE Small-Cap Equity Fund underperformed its benchmark over the last twelve months. The Fund's holdings in the consumer discretionary, consumer staples, and energy sectors declined 11.8%, 12.2%, and 16.2%, respectively during the period and trailed their respective index's sector return. Our positions in the materials, financial services, and industrials sectors gained 24.8%, 17.9%, and 23.0%, respectively and readily surpassed the respective returns achieved by the index's sectors. Some core holdings in the Fund were trimmed as their returns approached high double and triple digits. While the outlook continued to be positive for these stocks, the prices declined greatly with the market's increased volatility over the past few months and the Fund lagged its benchmark. The most significant changes in sector allocation include reductions in the health care, information technology, and consumer discretionary sectors and increases in the financial services and industrial sectors. We added a few new stocks to the industrials sector but most of the increase in allocation was due to market appreciation.

The GE International Equity Fund produced strong returns for the year. Energy, while the weakest sector overall, made a substantial contribution to returns through selection of oil service and equipment stocks and avoidance of the large British majors (BP and Shell). Similarly, stock selection in the weak telecom services sector, hit by severe competition, was a major positive. The weakest segment of the portfolio was materials where metals and mining stocks (CVRD and BHP Billiton) fell, hit by declining prices in the second half. Strong individual contributions came from diverse holdings such as industrials (ABB), real estate (Mitsubishi Estate and Capitaland) and banks (Unicredito and BNP Paribas). Recovery in Japan's economy has allowed us to increase our weight in domestic stocks and enthusiasm for Asian real estate has increased our weight in the Pacific Rim. Weights in the UK and Emerging Markets have dropped slightly as a result. The weight in financial stocks has risen, mainly in Japan and health care opportunities were added late in the period. Telecom services, long an underweight, were added taking advantage of emerging market growth opportunities, and industrials were trimmed where values reached our target levels.

The primary positive contributors to GE Fixed Income Fund performance were the allocations to both the high yield and emerging market debt sectors. Returns in these markets overwhelmed that of the benchmark over the last twelve months. Yield curve positioning also added to relative return. Excess return from duration positioning was nearly flat, while individual security performance relative to the benchmark securities had a negative impact on total fund return. Interest rates ended the period higher, particularly at the shorter end of the yield curve. Within the high-grade sectors, fixed rate MBS was the best performer returning 4.2%, just ahead of ABS and commercial MBS. Low rate volatility worked to the benefit of these sectors. Corporate spreads traded within a tight range over the last year, ending wider by just 6 basis points, producing a 3.5% return for the sector. With interest rates higher and high-grade credit spreads only slightly wider, U.S. Treasury performance lagged with a 12-month return of 3.1%.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2006 - SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,020.37                        1.00
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 WAS 2.04%.

See Notes to Financial Statements.

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE AGGRESSIVE         MSCI                            LB AGGREGATE                      RUSSELL 2000        COMPOSITE
            STRATEGY FUND     EAFE INDEX      S&P 500 INDEX       BOND INDEX      90 DAY T-BILL        INDEX            INDEX (A)
01/05/98    $10,000.00        $10,000.00       $10,000.00        $10,000.00        $10,000.00       $10,000.00        $10,000.00
9/98         10,150.00          9,944.75        10,609.12         10,832.19         10,377.94         8,380.56          9,764.43
9/99         12,267.54         13,023.05        13,559.15         10,792.55         10,851.30         9,971.26         12,027.46
9/00         13,690.94         13,437.18        15,354.87         11,547.00         11,476.10        12,318.86         13,443.10
9/01         11,731.25          9,582.02        11,261.50         13,042.68         11,995.89         9,713.94         10,618.21
9/02         10,397.30          8,094.04         8,954.02         14,163.88         12,209.16         8,820.15          9,417.38
9/03         11,867.74         10,199.16        11,142.38         14,930.11         12,347.68        12,044.49         11,806.32
9/04         13,363.49         12,451.23        12,688.16         15,479.25         12,485.90        14,305.21         13,629.47
9/05         15,196.66         15,662.99        14,242.64         15,911.91         12,828.33        16,865.50         15,665.88
9/06         16,810.06         18,664.13        15,780.23         16,495.95         13,414.12        18,537.03         17,475.99



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/06*
--------------------------------------------------------------------------------

                                      TARGET       ACTUAL
                                      -----        ------
GE U.S. Equity Fund                    35.0%         35.0%
GE International Equity Fund           25.0%         25.2%
GE Small-Cap Equity Fund               20.0%         19.5%
GE Fixed Income Fund                   19.0%         18.1%
GE Short Term Investment Fund/Other     1.0%          2.3%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2006
--------------------------------------------------------------------------------

                                                               ENDING VALUE
                                  ONE       FIVE      SINCE    OF A $10,000
                                  YEAR      YEAR    INCEPTION   INVESTMENT
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND      10.62%     7.46%     6.13%       $16,810
MSCI EAFE Index                  19.16%    14.26%     7.39%       $18,664
S&P 500 Index                    10.80%     6.98%     5.35%       $15,780
LB Aggregate Bond Index           3.67%     4.81%     5.89%       $16,496
90 Day T-Bill                     4.56%     2.26%     3.41%       $13,414
Russell 2000 Index                9.91%    13.80%     7.31%       $18,537
Composite Index (A)**            11.56%    10.48%     6.59%       $17,476
--------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND
   WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Strategy Fund returned 10.62% for the twelve-month period ended September 30, 2006. The Fund's Composite Index returned 11.56% and the Lipper peer group of 89 Global Multi-Cap Core Funds returned 12.86% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. Approximately 80% of the Fund is allocated to equities. U.S. Equities account for 55% of the Fund, with 35% allocated to large-cap core equities and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 19% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

In the GE U.S. Equity Fund, strong stock selection within energy, information technology and industrials contributed most to outperformance during the year. Within energy, emphasizing oilfield services companies relative to oil and gas producers helped returns in an environment of volatile energy prices. Within technology, several of our higher quality names performed well in the past year. Many semi-conductor companies witnessed deterioration in business trends and reduced earnings guidance for the remainder of 2006. We felt well positioned given the significant diversification among our tech holdings. Strong stock selection within industrials was also key. Several other stocks also bolstered Fund performance. Providing a slight offset to the positive contributions has been performance within telecom--accounting for the majority of the negative impact--and financials. Weakening in telecom was driven by a lack of exposure to diversified telecom services, an industry that returned +39.3% during the period. The Bells have benefited this year from restructuring initiatives and heightened M&A activity. Positive stock selection within financials was not enough to offset an underweight positioning in this sector, which has outperformed the broad market year-to-date.

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------

The GE Small-Cap Equity Fund underperformed its benchmark over the last twelve months. The Fund's holdings in the consumer discretionary, consumer staples, and energy sectors declined 11.8%, 12.2%, and 16.2%, respectively during the period and trailed their respective index's sector return. Our positions in the materials, financial services, and industrials sectors gained 24.8%, 17.9%, and 23.0%, respectively and readily surpassed the respective returns achieved by the index's sectors. Some core holdings in the Fund were trimmed as their returns approached high double and triple digits. While the outlook continued to be positive for these stocks, the prices declined greatly with the market's increased volatility over the past few months and the Fund lagged its benchmark. The most significant changes in sector allocation include reductions in the health care, information technology, and consumer discretionary sectors and increases in the financial services and industrial sectors. We added a few new stocks to the industrials sector but most of the increase in allocation was due to market appreciation.

The GE International Equity Fund produced strong returns for the year. Energy, while the weakest sector overall, made a substantial contribution to returns through selection of oil service and equipment stocks and avoidance of the large British majors (BP and Shell). Similarly, stock selection in the weak telecom services sector, hit by severe competition, was a major positive. The weakest segment of the portfolio was materials where metals and mining stocks (CVRD and BHP Billiton) fell, hit by declining prices in the second half. Strong individual contributions came from diverse holdings such as industrials (ABB), real estate (Mitsubishi Estate and Capitaland) and banks (Unicredito and BNP Paribas). Recovery in Japan's economy has allowed us to increase our weight in domestic stocks and enthusiasm for Asian real estate has increased our weight in the Pacific Rim. Weights in the UK and Emerging Markets have dropped slightly as a result. The weight in financial stocks has risen, mainly in Japan and health care opportunities were added late in the period. Telecom services, long an underweight, were added taking advantage of emerging market growth opportunities, and industrials were trimmed where values reached our target levels.

The primary positive contributors to GE Fixed Income Fund performance were the allocations to both the high yield and emerging market debt sectors. Returns in these markets overwhelmed that of the benchmark over the last twelve months. Yield curve positioning also added to relative return. Excess return from duration positioning was nearly flat, while individual security performance relative to the benchmark securities had a negative impact on total fund return. Interest rates ended the period higher, particularly at the shorter end of the yield curve. Within the high-grade sectors, fixed rate MBS was the best performer returning 4.2%, just ahead of ABS and commercial MBS. Low rate volatility worked to the benefit of these sectors. Corporate spreads traded within a tight range over the last year, ending wider by just 6 basis points, producing a 3.5% return for the sector. With interest rates higher and high-grade credit spreads only slightly wider, U.S. Treasury performance lagged with a 12-month return of 3.1%.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2006 - SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                    ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE            EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,011.74                        1.00
------------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 WAS 1.17%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------

The Asset Allocation Committee of the GE STRATEGY FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Mr. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has co-led the Asset Allocation Committee responsible for determining the asset allocations of the GE STRATEGY FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997 and has led the team of portfolio managers for the GE Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991, Senior Vice President - International Equities in 1995, and Executive Vice President - Investment Strategies in July 2006.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        GE CONSERVATIVE
                                                                                            STRATEGY
                                                                                              FUND

                                                                  9/30/06      9/30/05      9/30/04      9/30/03    9/30/02(C)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                         --           --           --          --        1/5/98

Net asset value, beginning of period                               $10.57       $10.11      $  9.61     $  9.53      $  10.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.32         0.31         0.24        0.15          0.34
   Net realized and unrealized gains (losses)
      on investments                                                 0.46         0.46         0.47        0.77         (0.69)(B)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    0.78         0.77         0.71        0.92         (0.35)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                             0.29         0.31         0.21        0.84          0.26
   Net realized gains                                                  --           --          --           --          0.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  0.29         0.31         0.21        0.84          0.42
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $11.06       $10.57       $10.11     $  9.61      $   9.53
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                      7.55%        7.69%        7.50%      10.25%        (3.61)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                        $3,318       $2,873       $2,521      $2,625       $ 1,659
   Ratios to average net assets:
      Net investment income*                                         3.07%        2.92%        2.12%       2.22%         3.25%
      Net expenses*                                                  0.20%        0.20%        0.20%       0.20%         0.20%
      Gross expenses*                                                0.21%        0.21%        0.21%       0.21%         0.21%
   Portfolio turnover rate                                              9%          20%          44%         30%           33%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


                                                                                    GE MODERATE
                                                                                     STRATEGY
                                                                                       FUND

                                                             9/30/06     9/30/05     9/30/04      9/30/03     9/30/02(C)
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                    --          --           --          --        1/5/98

Net asset value, beginning of period                          $ 9.82   $    9.07    $    8.35    $   7.71     $    9.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.23        0.25         0.13        0.14          0.33
   Net realized and unrealized gains (losses)
      on investments                                            0.68        0.74         0.72        0.81         (0.97)(B)
--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS               0.91        0.99         0.85        0.95         (0.64)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                        0.21        0.24         0.13        0.31          0.33
   Net realized gains                                             --          --           --          --          0.45
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             0.21        0.24         0.13        0.31          0.78
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $10.52   $    9.82    $    9.07   $    8.35     $    7.71
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                                 9.37%      11.00%       10.21%      12.70%        (8.21)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                  $19,356     $16,969      $15,065     $13,962       $11,365
   Ratios to average net assets:
      Net investment income*                                    2.28%       2.63%        1.42%       1.59%         3.60%
      Net expenses*                                             0.20%       0.20%        0.20%       0.20%         0.20%
      Gross expenses*                                           0.20%       0.21%        0.21%       0.21%         0.21%
   Portfolio turnover rate                                         6%         11%          16%         22%           28%
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------


                                                                                  GE AGGRESSIVE
                                                                                    STRATEGY
                                                                                      FUND

                                                           9/30/06      9/30/05      9/30/04     9/30/03      9/30/02
---------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --            --           --          --       1/5/98

Net asset value, beginning of period                        $11.07      $  9.98      $  8.93    $   7.98      $  9.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                      0.19         0.28         0.08        0.09         0.39
   Net realized and unrealized gains (losses)
      on investments                                          0.97         1.08         1.04        1.02        (1.35)(B)
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS             1.16         1.36         1.12        1.11        (0.96)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                      0.17         0.27         0.07        0.16         0.37
   Net realized gains                                           --           --           --          --         0.51
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.17         0.27         0.07        0.16         0.88
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $12.06       $11.07      $  9.98     $  8.93     $   7.98
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A)                                              10.62%       13.72%       12.60%      14.14%      (11.37)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                 $9,518       $7,353       $6,200      $5,439       $4,086
   Ratios to average net assets:
      Net investment income*                                  1.64%        2.55%        0.78%       0.95%        3.95%
      Net expenses*                                           0.20%        0.20%        0.20%       0.20%        0.20%
      Gross expenses*                                         0.21%        0.21%        0.21%       0.21%        0.21%
   Portfolio turnover rate                                       8%           6%          16%         19%          42%
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

* EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).



See Notes to Financial Statements.

12 & 13

Statement of Net Assets

--------------------------------------------------------------------------------------------------------------------------


GE Conservative Strategy Fund
September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER
                                                                            OF SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
--------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                                               139,640               $1,660,318
GE U.S. Equity Fund (Class A)                                                 32,295                  968,862
GE International Equity Fund (Class A)                                        22,284                  418,713
GE Small-Cap Equity Fund (Class A)                                            10,225                  165,236
GEI Short-Term Investment Fund                                               105,129                  105,129

TOTAL AFFILIATED INVESTMENTS
   COST ($3,144,292)                                                                                3,318,258
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
--------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                            7,787
Liabilities                                                                                            (7,659)
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                              128
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $3,318,386
--------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------
Capital paid in                                                                                     3,489,267
Undistributed (overdistributed) net investment income                                                  55,294
Accumulated net realized gain (loss)                                                                 (400,141)
Net unrealized appreciation/(depreciation) on:
  Investments                                                                                         173,966
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $3,318,386
--------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized)                                            299,990
Net asset value, offering and redemption price per share                                               $11.06

* less than 0.1%


See Notes to Financial Statements.

Statement of Net Assets

------------------------------------------------------------------------------------------------------------------------

GE Moderate Strategy Fund
September 30, 2006
------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER
                                                                          OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A)                                              225,558             $  6,766,734
GE Fixed Income Fund (Class A)                                             541,106                6,433,755
GE International Equity Fund (Class A)                                     203,791                3,829,228
GE Small-Cap Equity Fund (Class A)                                         134,432                2,172,418
GEI Short-Term Investment Fund                                             158,175                  158,175

TOTAL AFFILIATED INVESTMENTS
   COST ($16,798,760)                                                                            19,360,310
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                         28,659
Liabilities                                                                                         (33,050)
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                         (4,391)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $19,355,919
------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
Capital paid in                                                                                  21,126,550
Undistributed (overdistributed) net investment income                                               201,136
Accumulated net realized gain (loss)                                                             (4,533,317)
Net unrealized appreciation/(depreciation) on:
  Investments                                                                                     2,561,550
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $19,355,919
------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                                        1,839,881
Net asset value, offering and redemption price per share                                             $10.52

* less than 0.1%

See Notes to Financial Statements.

Statement of Net Assets

-------------------------------------------------------------------------------------------------------------------

GE Aggressive Strategy Fund
September 30, 2006
-------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER
                                                                      OF SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
-------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A)                                         111,105               $3,333,153
GE International Equity Fund (Class A)                                127,451                2,394,801
GE Small-Cap Equity Fund (Class A)                                    114,728                1,854,009
GE Fixed Income Fund (Class A)                                        144,670                1,720,120
GEI Short-Term Investment Fund                                        217,733                  217,733
-------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($8,084,775)                                                                         9,519,816
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
-------------------------------------------------------------------------------------------------------------------
Other assets                                                                                     8,950
Liabilities                                                                                    (11,217)
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                    (2,267)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $9,517,549
-------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
Capital paid in                                                                              9,629,293
Undistributed (overdistributed) net investment income                                           47,512
Accumulated net realized gain (loss)                                                        (1,594,297)
Net unrealized appreciation/(depreciation) on:
  Investments                                                                                1,435,041
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $9,517,549
-------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)                                     788,929
Net asset value, offering and redemption price per share                                        $12.06

* less than 0.1%


See Notes to Financial Statements.

Statements of Operations

---------------------------------------------------------------------------------------------------------------------------------
For the year ended September 30, 2006

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend                                               $  96,330              $   439,909               $ 149,138
      Interest                                                   2,701                    9,841                   6,959
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME                                                 99,031                  449,750                 156,097
---------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees                           6,062                   36,246                  16,990
      Transfer agent fees                                          274                      274                     274
      Trustees fees                                                 84                      471                     171
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT                           6,420                   36,991                  17,435
---------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne
         by the adviser                                           (358)                    (745)                   (445)
---------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                               6,062                   36,246                  16,990
---------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME                                     92,969                  413,504                 139,107
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS
      Realized gain on investments                              72,437                  473,755                 222,160
      Change in unrealized appreciation/(depreciation)
         on investments                                         55,463                  714,799                 472,382
---------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain/(loss)
          on investments                                       127,900                1,188,554                 694,542
---------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $220,869               $1,602,058                $833,649
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------



                                                GE CONSERVATIVE                GE MODERATE               GE AGGRESSIVE
                                                   STRATEGY                     STRATEGY                   STRATEGY
                                                     FUND                         FUND                       FUND

                                              YEAR         YEAR           YEAR          YEAR          YEAR           YEAR
                                              ENDED        ENDED          ENDED         ENDED         ENDED          ENDED
                                             9/30/06      9/30/05        9/30/06       9/30/05       9/30/06        9/30/05
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                $   92,969    $  81,588      $ 413,504    $  431,067     $  139,107    $  174,107
      Net realized gain (loss)
         on investments                        72,437       94,490        473,755       318,605        222,160       124,536
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on investments         55,463       21,150        714,799       941,996        472,382       578,649
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         operations                           220,869      197,228      1,602,058     1,691,668        833,649       877,292
----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                   (79,418)     (77,981)      (354,034)     (401,401)      (119,003)     (166,117)
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                       (79,418)     (77,981)      (354,034)     (401,401)      (119,003)     (166,117)
----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions                    141,451      119,247      1,248,024     1,290,267        714,646       711,175
----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares            798,969    1,211,420      3,902,341     3,606,114      2,821,542     1,636,063
      Value of distributions reinvested        79,418       77,981        354,034       401,401        119,002       166,117
      Cost of shares redeemed                (574,580)  (1,056,773)    (3,117,385)   (3,393,905)    (1,490,650)   (1,360,534)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions                   303,807      232,628      1,138,990       613,610      1,449,894       441,646
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS                           445,258      351,875      2,387,014     1,903,877      2,164,540     1,152,821
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
   Beginning of Year                        2,873,128    2,521,253     16,968,905    15,065,028      7,353,009     6,200,188
----------------------------------------------------------------------------------------------------------------------------------
   End of Year                             $3,318,386   $2,873,128    $19,355,919   $16,968,905     $9,517,549    $7,353,009
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR                     $   55,294    $  41,743     $  201,136    $  141,666      $  47,512     $  27,408

CHANGES IN FUND SHARES

Shares sold by subscription                    74,680      117,255        383,664       383,548        242,160       155,030
Shares issued for
   distributions reinvested                     7,564        7,593         35,834        42,476         10,569        15,701
Shares redeemed                               (53,979)    (102,392)      (307,940)     (359,046)      (127,739)     (128,351)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares                                 28,265       22,456        111,558        66,978        124,990        42,380
----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At September 30, 2006, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $  3,168,014          $  225,426            $  (75,182)           $   150,244
GE Moderate Strategy Fund                    17,584,900           2,046,226              (270,816)             1,775,410
GE Aggressive Strategy Fund                   8,354,780           1,222,203               (57,167)             1,165,036

                                        NET TAX APPRECIATION/    UNDISTRIBUTED         UNDISTRIBUTED
                                          (DEPRECIATION) ON         INCOME/           LONG-TERM GAIN/        POST OCTOBER
                                       DERIVATIVES, CURRENCY     (ACCUMULATED          (ACCUMULATED             LOSSES
                                        AND OTHER NET ASSETS     ORDINARY LOSS)        CAPITAL LOSS)      (SEE DETAIL BELOW)
-----------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                   $ --               $  52,999           $   (374,124)              $ --
GE Moderate Strategy Fund                         --                 193,013             (3,739,054)                --
GE Aggressive Strategy Fund                       --                  41,926             (1,318,706)                --

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

As of September 30, 2006, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2006, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $71,982; $454,738 and $210,680, respectively.

FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------
GE Conservative Strategy Fund    $   374,124       09/30/11
--------------------------------------------------------------------
GE Moderate Strategy Fund          3,327,254       09/30/11
                                     411,800       09/30/12
--------------------------------------------------------------------
GE Aggressive Strategy Fund        1,182,578       09/30/11
                                     136,128       09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2005.

The tax composition of distributions paid during the year ended September 30, 2006 and September 30, 2005 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2006
                                 ------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
---------------------------------------------------------------

GE Conservative Strategy Fund  $    79,418          $ --
GE Moderate Strategy Fund          354,034            --
GE Aggressive Strategy Fund        119,003            --

                                 YEAR ENDED SEPTEMBER 30, 2005
                                 -----------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------

GE Conservative Strategy Fund    $  77,981         $ --
GE Moderate Strategy Fund          401,401           --
GE Aggressive Strategy Fund        166,117           --


On July 13, 2006, the FASB released FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 will require financial statements to be adjusted to reflect only those tax positions that are more likely that not to be sustained as of the adoption date. Adoption of FIN48 is required for fiscal years beginning after December 15, 2006 and is applied to all open years as of the effective date. At this time, management is evaluating the implications of FIN48 and its impact on the financial statements has not yet been determined.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended September 30, 2006.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees,

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------


transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2006, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended September 30, 2006, were as follows:

                                   PURCHASES         SALES
-----------------------------------------------------------

GE Conservative Strategy Fund    $   604,349     $  274,271

GE Moderate Strategy Fund          2,742,836      1,104,772

GE Aggressive Strategy Fund        2,260,658        670,853


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2006.

                                5% OR GREATER SHAREHOLDERS
                                --------------------------
                                                 % OF
                                  NUMBER       FUND HELD
----------------------------------------------------------
GE Conservative Strategy Fund        3              97%

GE Moderate Strategy Fund            2              96%

GE Aggressive Strategy Fund          3              98%

Investment activities of these shareholders could have a material impact on these Funds.

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.


                                                                             GE U.S. EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/06        9/30/05        9/30/04        9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --            --             --              --        2/22/93
Net asset value, beginning of period                        $28.69        $26.41         $24.19          $20.31        $25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (B)                            0.29          0.36           0.20            0.16          0.13
  Net realized and unrealized gains (losses) on investments   2.76          2.11           2.19            3.91         (4.49)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                3.05          2.47           2.39            4.07         (4.36)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.46          0.19           0.17            0.19          0.09
  Net realized gains                                          1.28           --             --               --          0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           1.74          0.19           0.17            0.19          0.33
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $30.00        $28.69         $26.41          $24.19        $20.31
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                             11.13%         9.40%          9.87%          20.09%       (17.78%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                $298,764      $339,327       $337,920        $315,980      $251,251
  Ratios to average net assets:
   Net investment income (loss)                               1.00%         1.28%          0.77%           0.72%         0.53%
   Net expenses                                               0.80%         0.78%          0.78%           0.83%         0.87%
   Gross expenses                                             0.80%         0.78%          0.78%           0.83%         0.87%
  Portfolio turnover rate                                       46%           36%            29%             26%           41%
------------------------------------------------------------------------------------------------------------------------------------


Notes To Financial Statements                                                                                    September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              GE FIXED INCOME FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/06        9/30/05        9/30/04         9/30/03       9/30/02
-----------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                              --              --              --              --         2/22/93
Net asset value, beginning of period                        $12.12         $12.56        $12.78          $12.75        $12.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (B)                                   0.57           0.48          0.41            0.41          0.55
  Net realized and unrealized gains (losses) on investments  (0.20)         (0.22)        (0.04)           0.16          0.35
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                       0.37           0.26          0.37            0.57          0.90
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.56           0.47          0.42            0.44          0.56
  Net realized gains                                          0.03           0.23          0.17            0.10            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.59           0.70          0.59            0.54          0.56
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $11.90         $12.12        $12.56          $12.78        $12.75
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                              3.13%          2.11%         2.99%           4.58%         7.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                $130,779       $142,688      $153,014        $167,091      $143,442
  Ratios to average net assets:
   Net investment income                                      4.84%          3.85%         3.30%           3.20%         4.45%
   Net expenses                                               0.80%          0.80%         0.78%           0.78%         0.80%
   Gross expenses                                             0.86%          0.81%         0.79%           0.78%         0.82%
  Portfolio turnover rate                                      337%           311%          363%            381%          308%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                        GE INTERNATIONAL EQUITY FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                         9/30/06        9/30/05        9/30/04        9/30/03       9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --              --             --              --        3/2/94
Net asset value, beginning of period                        $15.87         $12.73        $10.58           $9.41        $11.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (B)                            0.16           0.14          0.09            0.07          0.06
  Net realized and unrealized gains (losses) on investments   2.90           3.07          2.11            1.17         (2.44)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                3.06           3.21          2.20            1.24         (2.38)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.14           0.07          0.05            0.07          0.08
  Net realized gains                                            --            --             --              --            --

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.14           0.07          0.05            0.07          0.08
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $18.79         $15.87        $12.73          $10.58         $9.41
-----------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                                             19.38%         25.32%        20.88%          13.18%       (20.28%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $40,564        $28,881       $23,144         $19,694       $19,773
  Ratios to average net assets:
   Net investment income (loss)                               0.90%          0.97%         0.69%           0.75%         0.50%
   Net expenses                                               1.58%          1.42%         1.58%           1.51%         1.35%
   Gross expenses                                             1.58%          1.43%         1.58%           1.51%         1.38%
  Portfolio turnover rate                                       39%            66%           31%             68%           53%
-----------------------------------------------------------------------------------------------------------------------------------


Notes To Financial Statements                                                                                    September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------



                                                                         GE SMALL-CAP EQUITY FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                         9/30/06        9/30/05        9/30/04        9/30/03       9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --             --             --              --         9/30/98
Net asset value, beginning of period                        $15.70         $14.87        $12.67          $11.49        $13.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (B)                           (0.02)          0.04         (0.06)          (0.01)        (0.01)
  Net realized and unrealized gains (losses) on investments   1.03           2.89          2.26            1.19         (0.11)

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                1.01           2.93          2.20            1.18         (0.12)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.02             --            --              --          0.05
  Net realized gains                                          0.53           2.10            --              --          2.08

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.55           2.10            --              --          2.13
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $16.16         $15.70        $14.87          $12.67        $11.49
-----------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                                              6.60%         20.87%        17.36%          10.27%        (2.92%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $59,397        $56,235       $48,852         $51,902       $44,547
  Ratios to average net assets:
   Net investment income (loss)                              (0.13%)         0.26%        (0.38%)         (0.06%)       (0.05%)
   Net expenses                                               1.21%          1.21%         1.24%           1.24%         1.15%
   Gross expenses                                             1.21%          1.21%         1.25%           1.24%         1.17%
  Portfolio turnover rate                                       38%            34%           93%            122%          138%
-----------------------------------------------------------------------------------------------------------------------------------



NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD
    HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
GE Lifestyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, each a series of GE Lifestyle Funds, as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund as of September 30, 2006, the results of their operations, changes in their net assets and financial highlights for the years described above in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Boston, Massachusetts
November 22, 2006

Tax Information  (unaudited)
--------------------------------------------------------------------------------

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    60

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE  Trustee and Executive
Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - Vice President - two years; Secretary - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   41

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of
GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     Vice President and Treasurer
of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since
1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   70

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE    Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc.
since 1997.


--------------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------


  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:
  Christopher D. Brown
  Stephen V. Gelhaus
  Paul C. Reinhardt
  Richard L. Sanderson

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  OFFICERS OF THE INVESTMENT ADVISER

  Ronald R. Pressman, CHIEF EXECUTIVE OFFICER
  (EFFECTIVE AS OF JULY 1, 2006)

  David B. Carlson, EVP, DOMESTIC EQUITIES

  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER

  John J. Walker, EVP, CHIEF FINANCIAL OFFICER

  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES

  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY

  Robert A. MacDougall, EVP, FIXED INCOME (RETIRED FROM ALL
  POSITIONS AS OF JANUARY 31, 2006)

  Donald W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

  Kathryn D. Karlic, EVP, FIXED INCOME

  Judith M. Studer, EVP, STRATEGIC INVESTMENTS

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

GE LifeStyle Funds



GE ALLOCATION FUNDS
-------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND



Annual Report
SEPTEMBER 30, 2006

[LOGO OMITTED]

GE LifeStyle Funds

Table of Contents

NOTES TO PERFORMANCE .....................................................  1


PERFORMANCE SUMMARY

     GE Conservative Allocation Fund .....................................  2

     GE Moderate Allocation Fund .........................................  5

     GE Aggressive Allocation Fund .......................................  8

     Portfolio Manager's Biography ....................................... 11


FINANCIAL STATEMENTS

     Financial Highlights ................................................ 12

     Statements of Net Assets ............................................ 14

     Statements of Operations ............................................ 17

     Statements of Changes in Net Assets ................................. 18

     Notes to Financial Statements ....................................... 19


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................. 26

TAX INFORMATION .......................................................... 27

ADDITIONAL INFORMATION ................................................... 28

INVESTMENT TEAM .......................................................... 31


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                              September 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geassetmanagement.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2007. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

          OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
         -----------------------------------------------------------

         GE U.S. Equity Fund                                   0.30%
         GE Fixed Income Fund                                  0.20%
         GE International Equity Fund                          0.70%
         GE Small-Cap Equity Fund                              0.39%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2006. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


         GE Conservative                                         LB Aggregate                        Russell           Composite
          Allocation Fund    MSCI EAFE Index    S&P 500 Index     Bond Index      90 Day T-Bill      2000 Index         Index (C)
12/98       $10,000.00        $10,000.00       $10,000.00        $10,000.00        $10,000.00       $10,000.00        $10,000.00
3/99         10,160.00         10,139.15        10,496.48          9,950.49         10,109.66         9,452.92         10,104.40
9/99         10,270.00         10,853.10        10,535.63          9,929.98         10,344.43        10,229.68         10,242.71
3/00         11,258.67         12,683.07        12,403.62         10,136.68         10,622.99        12,974.83         11,217.09
9/00         11,279.16         11,198.23        11,930.93         10,624.14         10,940.05        12,638.12         11,213.04
3/01         11,189.72          9,401.22         9,693.12         11,406.89         11,239.59        11,002.57         10,723.26
9/01         10,943.67          7,985.43         8,750.33         12,000.27         11,435.56         9,965.69         10,483.26
3/02         11,522.72          8,585.74         9,713.04         12,016.93         11,540.46        12,555.93         11,044.71
9/02         10,584.27          6,745.38         6,957.39         13,031.86         11,638.86         9,048.74         10,087.57
3/03         10,731.61          6,590.88         7,308.30         13,421.21         11,712.24         9,176.59         10,390.98
9/03         11,680.67          8,499.74         8,657.77         13,736.86         11,770.91        12,356.64         11,564.28
3/04         12,624.53         10,383.16         9,876.58         14,146.64         11,825.79        15,034.07         12,620.57
9/04         12,594.80         10,376.56         9,858.86         14,242.11         11,902.67        14,675.94         12,651.17
3/05         13,080.68         11,946.41        10,537.49         14,309.03         12,038.80        15,847.84         13,207.64
9/05         13,557.74         13,053.17        11,066.71         14,640.18         12,229.11        17,302.59         13,780.76
3/06         14,214.28         14,862.42        11,773.49         14,632.01         12,482.81        19,936.56         14,371.29
9/06         14,610.88         15,554.25        12,261.44         15,177.55         12,787.54        19,017.44         14,882.04



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/06*
----------------------------------------------------------
                                      TARGET       ACTUAL
                                      ------       ------
GE Fixed Income Fund                   53.0%       51.1%
GE U.S. Equity Fund                    28.0%       29.1%
GE International Equity Fund           12.0%       12.3%
GE Small-Cap Equity Fund                5.0%        5.2%
GE Short Term Investment Fund/Other     2.0%        2.3%
------------------------------------------------------------
Total                                 100.0%      100.0%
------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2006
------------------------------------------------------------------------------
                                                                 ENDING VALUE
                                    ONE        FIVE     SINCE     OF A $10,000
                                    YEAR       YEAR    INCEPTION   INVESTMENT
-----------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND     7.77%      5.95%     5.01%     $14,611
MSCI EAFE Index                    19.16%     14.26%     5.87%     $15,554
S&P 500 Index                      10.80%      6.98%     2.67%     $12,261
LB Aggregate Bond Index             3.67%      4.81%     5.53%     $15,178
90 DAY T-BILL                       4.56%      2.26%     3.22%     $12,788
Russell 2000 Index                  9.91%     13.80%     8.65%     $19,017
Composite Index (C)**               8.00%      7.26%     5.26%     $14,882
-----------------------------------------------------------------------------


*  AS A PERCENTAGE OF NET ASSETS*
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND
   WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Allocation Fund returned 7.77% for the twelve-month period ended September 30, 2006. The Fund's Composite Index returned 8.00% and the Lipper peer group of 400 Mixed-Asset Target Allocation Moderate Funds returned 7.33% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to large-cap core equities and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and 2% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

In the GE U.S. Equity Fund, strong stock selection within energy, information technology and industrials contributed most to outperformance during the year. Within energy, emphasizing oilfield services companies relative to oil and gas producers helped returns in an environment of volatile energy prices. Within technology, several of our higher quality names performed well in the past year. Many semi-conductor companies witnessed deterioration in business trends and reduced earnings guidance for the remainder of 2006. We felt well positioned given the significant diversification among our tech holdings. Strong stock selection within industrials was also key. Several other stocks also bolstered Fund performance. Providing a slight offset to the positive contributions has been performance within telecom--accounting for the majority of the negative impact--and financials. Weakening in telecom was driven by a lack of exposure to diversified telecom services, an industry that returned +39.3% during the period. The Bells have benefited this year from restructuring initiatives and heightened M&A activity. Positive stock selection within financials was not enough to offset an underweight positioning in this sector, which has outperformed the broad market year-to-date.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------

The GE Small-Cap Equity Fund underperformed its benchmark over the last twelve months. The Fund's holdings in the consumer discretionary, consumer staples, and energy sectors declined 11.8%, 12.2%, and 16.2%, respectively during the period and trailed their respective index's sector return. Our positions in the materials, financial services, and industrials sectors gained 24.8%, 17.9%, and 23.0%, respectively and readily surpassed the respective returns achieved by the index's sectors. Some core holdings in the Fund were trimmed as their returns approached high double and triple digits. While the outlook continued to be positive for these stocks, the prices declined greatly with the market's increased volatility over the past few months and the Fund lagged its benchmark. The most significant changes in sector allocation include reductions in the health care, information technology, and consumer discretionary sectors and increases in the financial services and industrial sectors. We added a few new stocks to the industrials sector but most of the increase in allocation was due to market appreciation.

The GE International Equity Fund produced strong returns for the year. Energy, while the weakest sector overall, made a substantial contribution to returns through selection of oil service and equipment stocks and avoidance of the large British majors (BP and Shell). Similarly, stock selection in the weak telecom services sector, hit by severe competition, was a major positive. The weakest segment of the portfolio was materials where metals and mining stocks (CVRD and BHP Billiton) fell, hit by declining prices in the second half. Strong individual contributions came from diverse holdings such as industrials (ABB), real estate (Mitsubishi Estate and Capitaland) and banks (Unicredito and BNP Paribas). Recovery in Japan's economy has allowed us to increase our weight in domestic stocks and enthusiasm for Asian real estate has increased our weight in the Pacific Rim. Weights in the UK and Emerging Markets have dropped slightly as a result. The weight in financial stocks has risen, mainly in Japan and health care opportunities were added late in the period. Telecom services, long an underweight, were added taking advantage of emerging market growth opportunities, and industrials were trimmed where values reached our target levels.

The primary positive contributors to GE Fixed Income Fund performance were the allocations to both the high yield and emerging market debt sectors. Returns in these markets overwhelmed that of the benchmark over the last twelve months. Yield curve positioning also added to relative return. Excess return from duration positioning was nearly flat, while individual security performance relative to the benchmark securities had a negative impact on total fund return. Interest rates ended the period higher, particularly at the shorter end of the yield curve. Within the high-grade sectors, fixed rate MBS was the best performer returning 4.2%, just ahead of ABS and commercial MBS. Low rate volatility worked to the benefit of these sectors. Corporate spreads traded within a tight range over the last year, ending wider by just 6 basis points, producing a 3.5% return for the sector. With interest rates higher and high-grade credit spreads only slightly wider, U.S. Treasury performance lagged with a 12-month return of 3.1%.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2006 - SEPTEMBER 30, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,027.90                        1.01
----------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
----------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 WAS 2.79%.

See Notes to Financial Statements.

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

           GE Moderate                                          LB Aggregate                         Russell           Composite
         Allocation  Fund   MSCI EAFE Index   S&P 500 Index      Bond Index       90 Day T-Bill     2000 Index         Index (M)
12/98       $10,000.00        $10,000.00       $10,000.00        $10,000.00        $10,000.00       $10,000.00        $10,000.00
3/99         10,240.00         10,139.15        10,496.48          9,950.49         10,109.66         9,452.92         10,159.13
9/99         10,390.00         10,853.10        10,535.63          9,929.98         10,344.43        10,229.68         10,444.35
3/00         11,761.17         12,683.07        12,403.62         10,136.68         10,622.99        12,974.83         11,866.90
9/00         11,465.61         11,198.23        11,930.93         10,624.14         10,940.05        12,638.12         11,542.19
3/01         10,948.88          9,401.22         9,693.12         11,406.89         11,239.59        11,002.57         10,470.26
9/01         10,335.83          7,985.43         8,750.33         12,000.27         11,435.56         9,965.69          9,829.15
3/02         11,210.23          8,585.74         9,713.04         12,016.93         11,540.46        12,555.93         10,772.68
9/02          9,504.08          6,745.38         6,957.39         13,031.86         11,638.86         9,048.74          9,048.52
3/03          9,542.36          6,590.88         7,308.30         13,421.21         11,712.24         9,176.59          9,330.82
9/03         10,712.99          8,499.74         8,657.77         13,736.86         11,770.91        12,356.64         10,908.03
3/04         11,896.59         10,383.16         9,876.58         14,146.64         11,825.79        15,034.07         12,303.75
9/04         11,824.42         10,376.56         9,858.86         14,242.11         11,902.67        14,675.94         12,295.88
3/05         12,545.39         11,946.41        10,537.49         14,309.03         12,038.80        15,847.84         13,074.74
9/05         13,163.39         13,053.17        11,066.71         14,640.18         12,229.11        17,302.59         13,792.23
3/06         14,127.89         14,862.42        11,773.49         14,632.01         12,482.81        19,936.56         14,718.42
9/06         14,457.04         15,554.25        12,261.44         15,177.55         12,787.54        19,017.44         15,167.19


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/06*
-------------------------------------------------------
                                     TARGET      ACTUAL
GE U.S. Equity Fund                   33.0%       35.2%
GE Fixed Income Fund                  34.0%       33.3%
GE International Equity Fund          20.0%       19.8%
GE Small-Cap Equity Fund              12.0%       11.2%
GE Short Term Investment Fund/Other    1.0%        0.5%
-------------------------------------------------------
Total                                100.0%      100.0%
-------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2006
--------------------------------------------------------------------------------

                                                              ENDING VALUE
                                   ONE      FIVE    SINCE     OF A $10,000
                                   YEAR     YEAR   INCEPTION   INVESTMENT
--------------------------------------------------------------------------------

GE MODERATE ALLOCATION FUND       9.83%     6.94%     4.87%      $14,457
MSCI EAFE Index                  19.16%    14.26%     5.87%      $15,554
S&P 500 Index                    10.80%     6.98%     2.67%      $12,261
LB Aggregate Bond Index           3.67%     4.81%     5.53%      $15,178
90 Day T-Bill                     4.56%     2.26%     3.22%      $12,788
Russell 2000 Index                9.91%    13.80%     8.65%      $19,017
Composite Index (M)**             9.97%     9.06%     5.52%      $15,167
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
**   THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT
     TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Allocation Fund returned 9.83% for the twelve-month period ended September 30, 2006. The Fund's Composite Index returned 9.97% and the Lipper peer group of 581Mixed-Asset Target Allocation Moderate Funds returned 7.96% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to large-cap core equities and 12% to small-cap equities. Core international equities comprise 20% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

In the GE U.S. Equity Fund, strong stock selection within energy, information technology and industrials contributed most to outperformance during the year. Within energy, emphasizing oilfield services companies relative to oil and gas producers helped returns in an environment of volatile energy prices. Within technology, several of our higher quality names performed well in the past year. Many semi-conductor companies witnessed deterioration in business trends and reduced earnings guidance for the remainder of 2006. We felt well positioned given the significant diversification among our tech holdings. Strong stock selection within industrials was also key. Several other stocks also bolstered Fund performance. Providing a slight offset to the positive contributions has been performance within telecom--accounting for the majority of the negative impact--and financials. Weakening in telecom was driven by a lack of exposure to diversified telecom services, an industry that returned +39.3% during the period. The Bells have benefited this year from restructuring initiatives and heightened M&A activity. Positive stock selection within financials was not enough to offset an underweight positioning in this sector, which has outperformed the broad market year-to-date.

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------

The GE Small-Cap Equity Fund underperformed its benchmark over the last twelve months. The Fund's holdings in the consumer discretionary, consumer staples, and energy sectors declined 11.8%, 12.2%, and 16.2%, respectively during the period and trailed their respective index's sector return. Our positions in the materials, financial services, and industrials sectors gained 24.8%, 17.9%, and 23.0%, respectively and readily surpassed the respective returns achieved by the index's sectors. Some core holdings in the Fund were trimmed as their returns approached high double and triple digits. While the outlook continued to be positive for these stocks, the prices declined greatly with the market's increased volatility over the past few months and the Fund lagged its benchmark. The most significant changes in sector allocation include reductions in the health care, information technology, and consumer discretionary sectors and increases in the financial services and industrial sectors. We added a few new stocks to the industrials sector but most of the increase in allocation was due to market appreciation.

The GE International Equity Fund produced strong returns for the year. Energy, while the weakest sector overall, made a substantial contribution to returns through selection of oil service and equipment stocks and avoidance of the large British majors (BP and Shell). Similarly, stock selection in the weak telecom services sector, hit by severe competition, was a major positive. The weakest segment of the portfolio was materials where metals and mining stocks (CVRD and BHP Billiton) fell, hit by declining prices in the second half. Strong individual contributions came from diverse holdings such as industrials (ABB), real estate (Mitsubishi Estate and Capitaland) and banks (Unicredito and BNP Paribas). Recovery in Japan's economy has allowed us to increase our weight in domestic stocks and enthusiasm for Asian real estate has increased our weight in the Pacific Rim. Weights in the UK and Emerging Markets have dropped slightly as a result. The weight in financial stocks has risen, mainly in Japan and health care opportunities were added late in the period. Telecom services, long an underweight, were added taking advantage of emerging market growth opportunities, and industrials were trimmed where values reached our target levels.

The primary positive contributors to GE Fixed Income Fund performance were the allocations to both the high yield and emerging market debt sectors. Returns in these markets overwhelmed that of the benchmark over the last twelve months. Yield curve positioning also added to relative return. Excess return from duration positioning was nearly flat, while individual security performance relative to the benchmark securities had a negative impact on total fund return. Interest rates ended the period higher, particularly at the shorter end of the yield curve. Within the high-grade sectors, fixed rate MBS was the best performer returning 4.2%, just ahead of ABS and commercial MBS. Low rate volatility worked to the benefit of these sectors. Corporate spreads traded within a tight range over the last year, ending wider by just 6 basis points, producing a 3.5% return for the sector. With interest rates higher and high-grade credit spreads only slightly wider, U.S. Treasury performance lagged with a 12-month return of 3.1%.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2006 - SEPTEMBER 30, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
--------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,023.30                        1.02
--------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
--------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 WAS 2.33%.

See Notes to Financial Statements.

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


         GE Aggressive                                        LB Aggregate                          Russell
        Allocation  Fund    MSCI EAFE Index   S&P 500 Index     Bond Index       90 Day T-Bill     2000 Index    Composite Index (A)
12/98      $10,000.00        $10,000.00       $10,000.00        $10,000.00        $10,000.00       $10,000.00        $10,000.00
3/99        10,340.00         10,139.15        10,496.48          9,950.49         10,109.66         9,452.92         10,175.90
9/99        10,560.00         10,853.10        10,535.63          9,929.98         10,344.43        10,229.68         10,589.59
3/00        12,325.49         12,683.07        12,403.62         10,136.68         10,622.99        12,974.83         12,428.09
9/00        11,788.72         11,198.23        11,930.93         10,624.14         10,940.05        12,638.12         11,835.99
3/01        10,920.34          9,401.22         9,693.12         11,406.89         11,239.59        11,002.57         10,286.08
9/01        10,073.80          7,985.43         8,750.33         12,000.27         11,435.56         9,965.69          9,348.81
3/02        11,234.38          8,585.74         9,713.04         12,016.93         11,540.46        12,555.93         10,586.75
9/02         8,967.89          6,745.38         6,957.39         13,031.86         11,638.86         9,048.74          8,291.54
3/03         8,889.78          6,590.88         7,308.30         13,421.21         11,712.24         9,176.59          8,535.32
9/03        10,265.31          8,499.74         8,657.77         13,736.86         11,770.91        12,356.64         10,394.88
3/04        11,663.46         10,383.16         9,876.58         14,146.64         11,825.79        15,034.07         12,046.12
9/04        11,560.14         10,376.56         9,858.86         14,242.11         11,902.67        14,675.94         12,000.07
3/05        12,457.24         11,946.41        10,537.49         14,309.03         12,038.80        15,847.84         12,951.22
9/05        13,187.94         13,053.17        11,066.71         14,640.18         12,229.11        17,302.59         13,793.03
3/06        14,465.20         14,862.42        11,773.49         14,632.01         12,482.81        19,936.56         15,022.44
9/06        14,669.27         15,554.25        12,261.44         15,177.55         12,787.54        19,017.44         15,386.75



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/06*
----------------------------------------------------------

                                     TARGET      ACTUAL
                                     ------      ------
GE U.S. Equity Fund                   35.0%       35.5%
GE International Equity Fund          25.0%       25.0%
GE Small-Cap Equity Fund              20.0%       19.8%
GE Fixed Income Fund                  19.0%       18.1%
GE Short Term Investment Fund/Other    1.0%        1.6%
---------------------------------------------------------
Total                                100.0%      100.0%
---------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2006
---------------------------------------------------------------------------
                                                              ENDING VALUE
                                 ONE        FIVE    SINCE     OF A $10,000
                                 YEAR       YEAR   INCEPTION   INVESTMENT
---------------------------------------------------------------------------

GE AGGRESSIVE ALLOCATION FUND   11.23%      7.81%     5.07%     $14,669
MSCI EAFE Index                 19.16%     14.26%     5.87%     $15,554
S&P 500 Index                   10.80%      6.98%     2.67%     $12,261
LB Aggregate Bond Index          3.67%      4.81%     5.53%     $15,178
90 Day T-Bill                    4.56%      2.26%     3.22%     $12,788
Russell 2000 Index               9.91%     13.80%     8.65%     $19,017
Composite Index (A)**           11.56%     10.48%     5.72%     $15,387
----------------------------------------------------------------------------

*   AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Allocation Fund returned 11.23% for the twelve-month period ended September 30, 2006. The Fund's Composite Index returned 11.56% and the Lipper peer group of 89 Global Multi-Cap Core Funds returned 12.86% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. Approximately 80% of the Fund is allocated to equities. U.S. Equities account for 55% of the Fund, with 35% allocated to large-cap core equities and 20% to small-cap equities. Core international equities comprise 25% of the Fund. Approximately 19% of the Fund is allocated to fixed income securities and 1% is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

In the GE U.S. Equity Fund, strong stock selection within energy, information technology and industrials contributed most to outperformance during the year. Within energy, emphasizing oilfield services companies relative to oil and gas producers helped returns in an environment of volatile energy prices. Within technology, several of our higher quality names performed well in the past year. Many semi-conductor companies witnessed deterioration in business trends and reduced earnings guidance for the remainder of 2006. We felt well positioned given the significant diversification among our tech holdings. Strong stock selection within industrials was also key. Several other stocks also bolstered Fund performance. Providing a slight offset to the positive contributions has been performance within telecom--accounting for the majority of the negative impact--and financials. Weakening in telecom was driven by a lack of exposure to diversified telecom services, an industry that returned +39.3% during the period. The Bells have benefited this year from restructuring initiatives and heightened M&A activity. Positive stock selection within

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------

financials was not enough to offset an underweight positioning in this sector, which has outperformed the broad market year-to-date.

The GE Small-Cap Equity Fund underperformed its benchmark over the last twelve months. The Fund's holdings in the consumer discretionary, consumer staples, and energy sectors declined 11.8%, 12.2%, and 16.2%, respectively during the period and trailed their respective index's sector return. Our positions in the materials, financial services, and industrials sectors gained 24.8%, 17.9%, and 23.0%, respectively and readily surpassed the respective returns achieved by the index's sectors. Some core holdings in the Fund were trimmed as their returns approached high double and triple digits. While the outlook continued to be positive for these stocks, the prices declined greatly with the market's increased volatility over the past few months and the Fund lagged its benchmark. The most significant changes in sector allocation include reductions in the health care, information technology, and consumer discretionary sectors and increases in the financial services and industrial sectors. We added a few new stocks to the industrials sector but most of the increase in allocation was due to market appreciation.

The GE International Equity Fund produced strong returns for the year. Energy, while the weakest sector overall, made a substantial contribution to returns through selection of oil service and equipment stocks and avoidance of the large British majors (BP and Shell). Similarly, stock selection in the weak telecom services sector, hit by severe competition, was a major positive. The weakest segment of the portfolio was materials where metals and mining stocks (CVRD and BHP Billiton) fell, hit by declining prices in the second half. Strong individual contributions came from diverse holdings such as industrials (ABB), real estate (Mitsubishi Estate and Capitaland) and banks (Unicredito and BNP Paribas). Recovery in Japan's economy has allowed us to increase our weight in domestic stocks and enthusiasm for Asian real estate has increased our weight in the Pacific Rim. Weights in the UK and Emerging Markets have dropped slightly as a result. The weight in financial stocks has risen, mainly in Japan and health care opportunities were added late in the period. Telecom services, long an underweight, were added taking advantage of emerging market growth opportunities, and industrials were trimmed where values reached our target levels.

The primary positive contributors to GE Fixed Income Fund performance were the allocations to both the high yield and emerging market debt sectors. Returns in these markets overwhelmed that of the benchmark over the last twelve months. Yield curve positioning also added to relative return. Excess return from duration positioning was nearly flat, while individual security performance relative to the benchmark securities had a negative impact on total fund return. Interest rates ended the period higher, particularly at the shorter end of the yield curve. Within the high-grade sectors, fixed rate MBS was the best performer returning 4.2%, just ahead of ABS and commercial MBS. Low rate volatility worked to the benefit of these sectors. Corporate spreads traded within a tight range over the last year, ending wider by just 6 basis points, producing a 3.5% return for the sector. With interest rates higher and high-grade credit spreads only slightly wider, U.S. Treasury performance lagged with a 12-month return of 3.1%.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2006.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2006 - SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                          1,014.11                        1.00
------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.78                        1.01
------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 WAS 1.41%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------

The Asset Allocation Committee of the GE ALLOCATION FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Mr. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has coled the Asset Allocation Committee responsible for determining the asset allocations of the GE ALLOCATION FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997 and has led the team of portfolio managers for the GE Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991, Senior Vice President - International Equities in 1995, and Executive Vice President - Investment Strategies in July 2006.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE Allocation Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        GE CONSERVATIVE
                                                                                           ALLOCATION
                                                                                               FUND

                                                                   9/30/06      9/30/05      9/30/04      9/30/03    9/30/02(C)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --            --           --         --         12/31/98

Net asset value, beginning of period                              $  8.81      $  8.47      $  8.00     $  8.91        $10.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.31         0.27         0.18        0.26          0.53
Net realized and unrealized gains (losses)
   on investments                                                    0.36         0.37         0.44        0.54         (0.79)(b)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                       0.67         0.64         0.62        0.80         (0.26)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                             0.27         0.30         0.15        1.71          0.57
   Net realized gains                                                 --            --           --          --          0.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  0.27         0.30         0.15        1.71          1.06
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                     $ 9.21      $  8.81      $  8.47     $  8.00      $   8.91
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                                     7.77%        7.65%        7.83%      10.36%        (3.28)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                        $1,650       $1,607       $1,410      $1,104       $   970
   Ratios to average net assets:
     Net investment income*                                          3.31%        3.17%        2.30%       2.56%         5.21%
     Net expenses*                                                   0.20%        0.20%        0.20%       0.20%         0.20%
     Gross expenses*                                                 0.22%        0.22%        0.21%       0.21%         0.24%
   Portfolio turnover rate                                             30%          33%          22%         30%           29%
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               GE MODERATE
                                                                                               ALLOCATION
                                                                                                   FUND

                                                                        9/30/06      9/30/05      9/30/04      9/30/03      9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                             --            --           --           --     12/31/98

Net asset value, beginning of period                                    $10.65      $  9.83      $  9.06      $  8.30      $ 9.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.31         0.30         0.16         0.17        0.36
Net realized and unrealized gains (losses)
   on investments                                                         0.72         0.80         0.77         0.86       (1.05)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            1.03         1.10         0.93         1.03       (0.69)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                                  0.26         0.28         0.16         0.27        0.41
   Net realized gains                                                       --           --           --           --        0.21
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       0.26         0.28         0.16         0.27        0.62
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                          $11.42       $10.65      $  9.83      $  9.06      $ 8.30
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                                                          9.83%       11.32%       10.37%       12.72%      (8.05)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                             $7,614       $8,708       $8,087       $6,957      $6,442
   Ratios to average net assets:
     Net investment income*                                               2.60%        2.89%        1.61%        1.91%       3.77%
     Net expenses*                                                        0.20%        0.20%        0.20%        0.20%       0.20%
     Gross expenses*                                                      0.21%        0.21%        0.21%        0.21%       0.21%
   Portfolio turnover rate                                                  16%          10%          11%          28%         23%
------------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                                        GE AGGRESSIVE
                                                                                         ALLOCATION
                                                                                             FUND
                                                                  9/30/06      9/30/05      9/30/04      9/30/03    9/30/02
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --            --           --          --     12/31/98

Net asset value, beginning of period                            $  11.19       $10.07      $  9.03     $  8.23     $  9.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                               0.23         0.29         0.10        0.12        0.41
Net realized and unrealized gains (losses)
   on investments                                                   1.01         1.11         1.03        1.04       (1.40)

---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                      1.24         1.40         1.13        1.16       (0.99)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                            0.21         0.28         0.09        0.36        0.30
   Net realized gains                                                --            --           --          --           --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 0.21         0.28         0.09        0.36        0.30
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                  $  12.22       $11.19       $10.07     $  9.03     $  8.23
---------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                                                   11.23%       14.08%       12.61%      14.47%     (10.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                      $10,257       $9,549       $8,113      $7,047      $6,471
   Ratios to average net assets:
     Net investment income*                                         1.92%        2.69%        0.98%       1.25%       4.24%
     Net expenses*                                                  0.20%        0.20%        0.20%       0.20%       0.20%
     Gross expenses*                                                0.21%        0.21%        0.21%       0.21%       0.21%
   Portfolio turnover rate                                            15%           2%           8%         21%         27%
----------------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

* EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

See Notes to Financial Statements.


12 & 13

Statement of Net Assets
----------------------------------------------------------------------------------------------------------------------------------

GE Conservative Allocation Fund
September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.7%
----------------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                                                             70,868              $   842,619
GE U.S. Equity Fund (Class Y)                                                              16,063                  480,607
GE International Equity Fund (Class Y)                                                     10,693                  203,069
GE Small-Cap Equity Fund (Class Y)                                                          5,214                   85,723
GEI Short-Term Investment Fund                                                             33,671                   33,671

TOTAL AFFILIATED INVESTMENTS
   COST ($1,574,259)                                                                                             1,645,689
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                         8,807
Liabilities                                                                                                         (4,016)
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                                         4,791
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                      $1,650,480
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------

Capital paid in                                                                                                  2,729,647
Undistributed (overdistributed) net investment income                                                               31,549
Accumulated net realized gain (loss)                                                                             (1,182,146)
Net unrealized appreciation/(depreciation) on:
  Investments                                                                                                       71,430

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $1,650,480
----------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized)                                                         179,142
Net asset value, offering and redemption price per share                                                             $9.21

See Notes to Financial Statements.

Statement of Net Assets
----------------------------------------------------------------------------------------------------------------------------------


GE Moderate Allocation Fund
September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.9%
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y)                                                              89,303               $2,671,959
GE Fixed Income Fund (Class Y)                                                            213,157                2,534,432
GE International Equity Fund (Class Y)                                                     79,232                1,504,606
GE Small-Cap Equity Fund (Class Y)                                                         51,824                  851,981
GEI Short-Term Investment Fund                                                             47,218                   47,218

TOTAL AFFILIATED INVESTMENTS
   COST ($6,620,740)                                                                                             7,610,196
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                        17,589
Liabilities                                                                                                         (13,446)
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                                         4,143
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                      $7,614,339
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------

Capital paid in                                                                                                  8,046,864
Undistributed (overdistributed) net investment income                                                               95,312
Accumulated net realized gain (loss)                                                                             (1,517,293)
Net unrealized appreciation/(depreciation) on:
  Investments                                                                                                      989,456
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $7,614,339
----------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized)                                                         666,606
Net asset value, offering and redemption price per share                                                            $11.42



See Notes to Financial Statements.

Statement of Net Assets
----------------------------------------------------------------------------------------------------------------------------------

GE Aggressive Allocation Fund
September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.9%
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y)                                                             121,530            $   3,636,180
GE International Equity Fund (Class Y)                                                    134,823                2,560,289
GE Small-Cap Equity Fund (Class Y)                                                        123,468                2,029,821
GE Fixed Income Fund (Class Y)                                                            156,567                1,861,580
GEI Short-Term Investment Fund                                                            157,796                  157,796

TOTAL AFFILIATED INVESTMENTS
   COST ($8,818,689)                                                                                            10,245,666

----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                        24,021
Liabilities                                                                                                        (12,535)

----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                                        11,486
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                     $10,257,152
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------

Capital paid in                                                                                                 11,230,591
Undistributed (overdistributed) net investment income                                                               54,478
Accumulated net realized gain (loss)                                                                            (2,454,894)
Net unrealized appreciation/(depreciation) on:
  Investments                                                                                                    1,426,977

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                     $10,257,152
----------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized)                                                         839,668
Net asset value, offering and redemption price per share                                                            $12.22


See Notes to Financial Statements.

Statements of Operations
---------------------------------------------------------------------------------------------------------------------------------
For the year ended September 30, 2006




                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
    Dividend                                                 $  56,525                 $228,594                $201,044
    Interest                                                     1,073                    4,071                   5,912
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME                                              57,598                  232,665                 206,956
----------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
       Advisory and administration fees                          3,279                   16,641                  19,534
       Transfer agent fees                                         296                      296                     296
       Trustees fees                                                40                      245                     248
       Other expenses                                               --                       106                     17
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT                          3,615                   17,288                  20,095
----------------------------------------------------------------------------------------------------------------------------------

    Less: Expenses waived or borne by the adviser                 (336)                    (540)                   (544)
----------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                               3,279                   16,748                  19,551
----------------------------------------------------------------------------------------------------------------------------------

      NET INVESTMENT INCOME                                     54,319                  215,917                 187,405
----------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
       Realized gain on investments                             62,267                  265,506                 149,241
       Change in unrealized appreciation/(depreciation)
         on investments                                            374                  244,775                 651,657
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments                                            62,641                  510,281                 800,898
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                         $116,960                 $726,198                $988,303
----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------

                                                  GE CONSERVATIVE               GE MODERATE                GE AGGRESSIVE
                                                    ALLOCATION                  ALLOCATION                  ALLOCATION
                                                       FUND                        FUND                        FUND

                                                 YEAR          YEAR         YEAR          YEAR          YEAR          YEAR
                                                 ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                               9/30/06       9/30/05       9/30/06       9/30/05       9/30/06       9/30/05
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income                 $    54,319   $    48,645    $   215,917   $   243,039   $    187,405   $   238,612
      Net realized gain
         on investments                          62,267        48,417        265,506        46,512        149,241        84,175
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments                             374        18,231        244,775       600,005        651,657       827,975

-----------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations              116,960       115,293        726,198       889,556        988,303     1,150,762
-----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                     (46,953)      (50,599)      (198,578)     (226,973)      (169,636)     (228,178)
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                         (46,953)      (50,599)      (198,578)     (226,973)      (169,636)     (228,178)
-----------------------------------------------------------------------------------------------------------------------------------

      Increase in net assets from
         operations and distributions           70,007        64,694        527,620       662,583        818,667       922,584
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares             406,138       637,670      1,253,345       902,392      1,364,700     1,057,541
      Value of distributions reinvested         46,953        50,599        198,578       226,973        169,636       228,178
      Cost of shares redeemed                 (479,410)     (555,938)    (3,072,757)   (1,170,946)    (1,645,121)     (772,195)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions                    (26,319)      132,331     (1,620,834)      (41,581)      (110,785)      513,524
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS                             43,688       197,025     (1,093,214)      621,002        707,882     1,436,108
-----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of year                         1,606,792     1,409,767      8,707,553     8,086,551      9,549,270     8,113,162
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                              $1,650,480    $1,606,792     $7,614,339    $8,707,553    $10,257,152    $9,549,270
-----------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR                      $  31,549     $  24,183      $   95,312    $   77,973    $    54,478    $   36,709
-----------------------------------------------------------------------------------------------------------------------------------


CHANGES IN FUND SHARES

Shares sold by subscription                    45,751        73,864         115,459        88,253        116,174        98,761
Shares issued for distributions reinvested      5,378         5,911          18,576        22,209         14,933        21,385
Shares redeemed                               (54,375)      (63,880)       (285,314)     (114,840)      (144,839)      (72,776)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in fund shares         (3,246)       15,895        (151,279)       (4,378)       (13,732)       47,370
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in fixed income funds.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value". These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a porfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At September 30, 2006, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF               GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS             UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES          APPRECIATION          DEPRECIATION           INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund              $1,594,846              $  83,836            $   (32,993)           $  50,843
GE Moderate Allocation Fund                   7,338,496                382,344               (110,644)             271,700
GE Aggressive Allocation Fund                 9,534,222                781,787                (70,343)             711,444


                                        NET TAX/APPRECIATION      UNDISTRIBUTED         UNDISTRIBUTED
                                        (DEPRECIATION) ON            INCOME/            LONG-TERM GAIN/        POST OCTOBER
                                      DERIVATIVES, CURRENCY        (ACCUMULATED          (ACCUMULATED            LOSSES
                                        AND OTHER NET ASSET       ORDINARY LOSS)         CAPITAL LOSS)      (SEE DETAIL BELOW)
-----------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                  $ --                  $30,638            $(1,160,648)              $ --
GE Moderate Allocation Fund                        --                   91,955               (796,180)                --
GE Aggressive Allocation Fund                      --                   49,257             (1,734,140)                --

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------
As of September 30, 2006, the following Funds have capital loss carryovers as indicated at right. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2006, GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $60,878; $85,498 and $124,898, respectively.

FUND                                  AMOUNT        EXPIRES
-------------------------------------------------------------

GE Conservative Allocation Fund   $    88,935      09/30/10
                                    1,019,232      09/30/11
                                       50,646      09/30/12
                                        1,835      09/30/13

GE Moderate Allocation Fund           392,038      09/30/11
                                      404,142      09/30/12

GE Aggressive Allocation Fund         687,648      09/30/10
                                      588,067      09/30/11
                                      458,425      09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds have no losses incurred after October 31, 2005.

The tax composition of distributions paid during the year ended September 30, 2006, and September 30, 2005 were as follows:

                                   YEAR ENDED SEPTEMBER 30, 2006
                                   -----------------------------
                                     ORDINARY       LONG-TERM
                                      INCOME       CAPITAL GAINS
------------------------------------------------------------------

GE Conservative Allocation Fund     $  46,953          $ --
GE Moderate Allocation Fund           198,578            --
GE Aggressive Allocation Fund         169,636            --

                                 YEAR ENDED SEPTEMBER 30, 2005
                                 ------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
---------------------------------------------------------------

GE Conservative Allocation Fund    $  50,599          $ --
GE Moderate Allocation Fund          226,973            --
GE Aggressive Allocation Fund        228,178            --

On July 13, 2006, the FASB released FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 will require financial statements to be adjusted to reflect only those tax positions that are more likely that not to be sustained as of the adoption date. Adoption of FIN48 is required for fiscal years beginning after December 15, 2006 and is applied to all open years as of the effective date. At this time, management is evaluating the implications of FIN48 and its impact on the financial statements has not yet been determined.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended September 30, 2006.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

3. FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2006, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended September 30, 2006, were as follows:

                                   PURCHASES       SALES
----------------------------------------------------------
GE Conservative Allocation Fund   $  485,915    $  487,693
GE Moderate Allocation Fund        1,303,544     2,642,085
GE Aggressive Allocation Fund      1,614,936     1,442,202


5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2006 are:

                  5% OR GREATER SHAREHOLDERS
                  --------------------------
                                  % OF         % OF FUND HELD
                     NUMBER     FUND HELD     BY GE AFFILIATES*
---------------------------------------------------------------

GE Conservative
  Allocation Fund       4           99%             99%
GE Moderate
  Allocation Fund       4           98%             98%
GE Aggressive
  Allocation Fund       2           94%             94%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

6. OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income
   Fund, GE International Equity Fund, and GE Small-Cap Value Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.


                                                                             GE U.S. EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/06        9/30/05       9/30/04         9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                              --                 --            --              --      11/29/93
Net asset value, beginning of period                        $28.62         $26.35        $24.14          $20.26        $24.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                            0.37           0.44          0.27            0.22          0.20
  Net realized and unrealized gains (losses)
    on investments                                            2.75           2.10          2.17            3.91         (4.49)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                3.12           2.54          2.44            4.13         (4.29)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.54           0.27          0.23            0.25          0.15
  Net realized gains                                          1.28           --             --               --          0.24
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           1.82           0.27          0.23            0.25          0.39
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $29.92         $28.62        $26.35          $24.14        $20.26
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A)                                             11.40%          9.68%        10.13%          20.47%       (17.58%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                $115,005       $306,532      $346,807        $307,727      $243,957
  Ratios to average net assets:
   Net investment income (loss)                               1.27%          1.56%         1.02%           0.97%         0.78%
   Net expenses                                               0.54%          0.53%         0.53%           0.58%         0.62%
   Gross expenses                                             0.54%          0.53%         0.53%           0.58%         0.62%
  Portfolio turnover rate                                       46%            36%           29%             26%           41%
 -----------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------


                                                                             GE FIXED INCOME FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/06       9/30/05        9/30/04        9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                                 --            --             --             --         11/29/93
Net asset value, beginning of period                        $12.11         $12.55        $12.77          $12.75        $12.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b)                                   0.61           0.51          0.44            0.44          0.59
  Net realized and unrealized gains (losses) on investments  (0.21)         (0.22)        (0.04)           0.15          0.35
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                       0.40           0.29          0.40            0.59          0.94
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.59           0.50          0.45            0.47          0.59
  Net realized gains                                          0.03           0.23          0.17            0.10            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.62           0.73          0.62            0.57          0.59
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $11.89         $12.11        $12.55          $12.77        $12.75
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                              3.48%          2.36%         3.24%           4.75%         7.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $14,900        $87,216       $94,622        $110,539       $86,653
  Ratios to average net assets:
   Net investment income                                      4.99%          4.10%         3.55%           3.45%         4.75%
   Net expenses                                               0.55%          0.55%         0.53%           0.53%         0.55%
   Gross expenses                                             0.58%          0.56%         0.54%           0.53%         0.57%
  Portfolio turnover rate                                      337%           311%          363%            381%          308%
------------------------------------------------------------------------------------------------------------------------------------


                                                                          GE INTERNATIONAL EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/06        9/30/05        9/30/04        9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                                --             --            --               --         3/2/94
Net asset value, beginning of period                        $16.01         $12.85        $10.68           $9.53        $12.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                            0.09           0.18          0.12            0.09          0.09
  Net realized and unrealized gains (losses)
    on investments                                            3.06           3.09          2.14            1.16         (2.46)

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                3.15           3.27          2.26            1.25         (2.37)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.17           0.11          0.09            0.10          0.12
  Net realized gains                                          --              --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.17           0.11          0.09            0.10          0.12
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $18.99         $16.01        $12.85          $10.68         $9.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                             19.83%         25.58%        21.22%          13.19%       (20.05%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                  $7,679        $69,794       $46,942         $37,413       $24,997
  Ratios to average net assets:
   Net investment income (loss)                               0.51%          1.26%         0.95%           0.91%         0.75%
   Net expenses                                               1.17%          1.17%         1.33%           1.25%         1.10%
   Gross expenses                                             1.17%          1.17%         1.33%           1.26%         1.14%
  Portfolio turnover rate                                       39%            66%           31%             68%           53%
------------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2006
--------------------------------------------------------------------------------

                                                                            GE SMALL-CAP EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/06        9/30/05        9/30/04        9/30/03       9/30/02
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --              --             --              --       9/30/98
Net asset value, beginning of period                        $15.99         $15.07         $12.81         $11.59        $13.85

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                            0.02           0.08         (0.02)           0.02          0.03
  Net realized and unrealized gains (losses)
    on investments                                            1.04           2.94          2.28            1.20         (0.12)

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                1.06           3.02          2.26            1.22         (0.09)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                                       0.08             --            --              --          0.09
  Net realized gains                                          0.53           2.10            --              --          2.08

------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           0.61           2.10            --              --          2.17
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $16.44         $15.99        $15.07          $12.81        $11.59
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                              6.85%         21.22%        17.64%          10.53%        (2.71%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                 $11,990        $24,385       $23,144         $19,715        $8,759
  Ratios to average net assets:
   Net investment income (loss)                               0.10%          0.54%        (0.12%)          0.18%         0.22%
   Net expenses                                               0.95%          0.96%         0.99%           1.01%         0.90%
   Gross expenses                                             0.95%          0.96%         1.00%           1.01%         0.94%
  Portfolio turnover rate                                       38%            34%           93%            122%          138%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD
    HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
GE Lifestyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, each a series of GE Lifestyle Funds, as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund as of September 30, 2006, the results of their operations, changes in their net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


                                                     KPMG LLP

Boston, Massachusetts
November 22, 2006

Tax Information  (unaudited)
--------------------------------------------------------------------------------


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:


The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    60

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS  HELD BY TRUSTEE   Trustee and Executive Vice President of
GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    47

POSITION(S) HELD WITH FUND  Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - Vice President - two years; Secretary - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   41

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES


--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 40

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   59

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   70

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:

  Christopher D. Brown
  Stephen V. Gelhaus
  Paul C. Reinhardt
  Richard L. Sanderson

  GE FIXED INCOME FUND
  Team led by Paul M. Colonna


  INVESTMENT ADVISER
  AND ADMINISTRATOR

  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company


  OFFICERS OF THE INVESTMENT ADVISER

  Ronald R. Pressman, CHIEF EXECUTIVE OFFICER
  (EFFECTIVE AS OF JULY 1, 2006)

  David B. Carlson, EVP, DOMESTIC EQUITIES

  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER

  John J. Walker, EVP, CHIEF FINANCIAL OFFICER

  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES

  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY

  Robert A. MacDougall, EVP, FIXED INCOME (RETIRED FROM ALL
  POSITIONS AS OF JANUARY 31, 2006)

  Donald W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

  Kathryn D. Karlic, EVP, FIXED INCOME

  Judith M. Studer, EVP, STRATEGIC INVESTMENTS

                                                                              31
ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $52,800 in 2005 and $55,500 in 2006.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE LifeStyle Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $174,236 in 2005 and $0 in 2006.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 04, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 04, 2006

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE LIFESTYLE FUNDS

Date:  December 04, 2006

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.